LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM INVESTMENTS
Schedule of cumulative unrealized upward or downward adjustments and impairment charges

	As of December 31,
	2018	2019
	(RMB in thousands)
Initial cost basis	23,485	286,842
Cumulative unrealized upward adjustments	18,753	70,016
Cumulative impairment charges	(15,215)	(15,215)
Cumulative foreign currency translation adjustments	1,143	2,719
Total carrying value at end of the year	28,166	344,362